Convertible Notes Payable (Details Narrative 6) (USD $)	9 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Mar. 22, 2012 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743	$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000		$ 1,700,000	$ 455,274	$ 500,000	$ 2,250,000
Proceeds from convertible promissory notes	$ 6,505,274		$ 200,000	$ 250,000	$ 1,000,000	$ 600,000
Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

				(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).	(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)